UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: January 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
Nuveen Equity Funds
January 31, 2024
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name Class A Class C Class R6 Class I
Nuveen Dividend Growth Fund NSBAX NSBCX NSBFX NSBRX
Nuveen Global Dividend Growth Fund NUGAX NUGCX — NUGIX
Nuveen International Dividend Growth Fund NUIAX NUICX — NUIIX
Nuveen International Small Cap Fund NWAIX NWSCX NWIFX NWPIX
Nuveen Winslow Large-Cap Growth ESG Fund NWCAX NWCCX NWCFX NVLIX

Table
of Contents
Important Notices 3
Risk Considerations 4
About the Funds’ Benchmarks 5
Fund Performance, Expense Ratios and Holdings Summaries 6
Expense Examples 17
Portfolio of Investments 19
Statement of Assets and Liabilities 34
Statement of Operations 36
Statement of Changes in Net Assets 37
Financial Highlights 40
Notes to Financial Statements 50
Shareholder Meeting Report 62
Additional Fund Information 63
Glossary of Terms Used in this Report 64
Liquidity Risk Management Program 65

Important Notices

Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds' most recent annual portfolio manager discussion, please refer to the Portfolio Managers' Comments section of each Fund's July 31, 2023 annual shareholder report.
For current information on your Fund's investment objectives, portfolio management team and average annual total returns please refer to the
Fund's website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”). The
Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended July 31, 2024.

Risk Considerations
Nuveen Dividend Growth Fund
Mutual fund investing involves risk; principal loss is possible. Dividend-paying stocks, such as those held by the fund, are subject to market risk, concentration or sector risk, preferred security risk, and common stock risk. Smaller company stocks are subject to greater volatility. Foreign investments involve additional risks including currency fluctuations, political and economic instability, and lack of liquidity.
Nuveen Global Dividend Growth Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Dividends are not guaranteed. Prices of equity securities may decline significantly over short or extended periods of time.
Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency, growth stock, preferred security, and smaller company risks, are described in detail in the Fund’s prospectus.
Nuveen International Dividend Growth Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Dividends are not guaranteed. Prices of equity securities may decline significantly over short or extended periods of time.
Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency, growth stock, preferred security, and smaller company risks, are described in detail in the Fund’s prospectus.
Nuveen International Small Cap Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as derivatives and growth stock risks, are described in detail in the
Fund’s prospectus.
Nuveen Winslow Large-Cap Growth ESG Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee that the Fund's investment objectives will be achieved. Because the Fund's Environmental Social Governance (ESG) investment strategy may exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that don't use an ESG investment strategy. Prices of equity securities may decline significantly over short or extended periods of time. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. Non-
U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These and other risk considerations, such as active management and growth stock risks, are described in detail in the Fund's prospectus.

About the Funds’ Benchmarks

Lipper Equity Income Funds Classification Average:
Represents the average annualized total returns for all reporting funds in the Lipper Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges .
Lipper Global Equity Income Funds Classification Average
:
Represents the average annualized total returns for all
reporting funds in the Lipper Global Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges .
Lipper International Equity Income Funds Classification Average:
Represents the average annualized total returns for all
reporting funds in the Lipper International Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper International Small/Mid-Cap Classification Average:
Represents the average annualized total returns for all
reporting funds in the L ipper International Small/Mid-Cap Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Large-Cap Growth Funds Classification Average:
Represents the average annualized returns for all reporting
funds in the Lipper Large-Cap Growth Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
MSCI EAFE (Europe, Australasia, Far East) Index (Net):
An index designed to measure the performance of large and
mid-cap securities across 21 developed market countries, excluding the U.S. and Canada. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI World ex USA Small Cap Index (Net):
An index designed to measure the performance of small-cap securities across
22 of 23 developed market countries, excluding the U.S. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI World Index (Net):
An index designed to measure the performance of large and mid-cap equity securities across 23 developed market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 1000® Growth Index
:
An index designed to measure the performance of the large-cap growth segment of the U.S.
equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P 500® Index:
An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios and
Holdings Summaries
The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares,
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen Dividend Growth Fund
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2024

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P 500® Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Total Returns as of
January 31, 2024**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 3/28/06 4.75% 13.38% 12.25% 10.67% 0.92%
Class A at maximum Offering Price 3/28/06 (1.27)% 6.85% 10.93% 10.02% —
S&P 500® Index — 6.43% 20.82% 14.30% 12.62% —
Lipper Equity Income Funds Classification Average — 3.11% 6.97% 9.54% 8.67% —
Class C at NAV 3/28/06 4.34% 12.53% 11.41% 10.01% 1.67%
Class C at maximum Offering Price 3/28/06 3.34% 12.53% 11.41% 10.01% —
Class R6 3/25/13 4.90% 13.71% 12.59% 11.02% 0.62%
Class I 3/28/06 4.87% 13.66% 12.52% 10.95% 0.67%

Fund Performance, Expense Ratios and Holdings Summaries
January 31,
2024 (continued)
Holdings Summaries as of January 31, 2024
Fund Allocation
(% of net assets)
Common Stocks 98 .5%
Repurchase Agreements 1 .5%
Other Assets & Liabilities, Net (0.0)%
Net Assets 100%
Portfolio Composition
(% of net assets)
Software & Services 11.7%
Technology Hardware &
Equipment 10.3%
Financial Services 9.4%
Health Care Equipment &
Services 7.9%
Capital Goods 7.4%
Semiconductors &
Semiconductor Equipment 6.7%
Equity Real Estate Investment
Trusts (REITs) 5.2%
Food, Beverage & Tobacco 5.2%
Consumer Discretionary
Distribution & Retail 4.4%
Pharmaceuticals, Biotechnology
& Life Sciences 4.4%
Energy 4.4%
Materials 4.3%
Utilities 4.0%
Banks 3.1%
Media & Entertainment 2.5%
Insurance 2.3%
Consumer Staples Distribution
& Retail 1.9%
Consumer Services 1.7%
Transportation 1.7%
Repurchase Agreements 1.5%
Other Assets & Liabilities, Net (0.0)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 8.3%
Apple Inc 7.0%
Broadcom Inc 4.7%
Motorola Solutions Inc 3.3%
Accenture PLC, Class A 3.3%

Nuveen Global Dividend Growth Fund
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2024

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI World Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.  Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Total Returns as of
January 31, 2024**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 6/11/12 4.42% 11.47% 8.90% 7.51% 1.86% 1.15%
Class A at maximum Offering Price 6/11/12 (1.59)% 5.06% 7.62% 6.88% — —
MSCI World Index (Net) — 5.31% 16.99% 11.39% 9.14% — —
Lipper Global Equity Income Funds
Classification Average — 2.58% 6.46% 7.12% 6.22% — —
Class C at NAV 6/11/12 4.01% 10.62% 8.07% 6.87% 2.61% 1.90%
Class C at maximum Offering Price 6/11/12 3.01% 10.62% 8.07% 6.87% — —
Class I 6/11/12 4.55% 11.75% 9.16% 7.78% 1.61% 0.90%

Fund Performance, Expense Ratios and Holding Summaries
January 31,
2024 (continued)
Holdings Summaries as of January 31, 2024
Fund Allocation
(% of net assets)
Common Stocks 99 .3%
Investments Purchased with
Collateral from Securities
Lending 1 .8%
Repurchase Agreements 0 .8%
Other Assets & Liabilities, Net (1.9)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 6.0%
Broadcom Inc 4.5%
Apple Inc 3.7%
JPMorgan Chase & Co 3.1%
AbbVie Inc 2.8%
Portfolio Composition
(% of net assets)
Software & Services 10.9%
Pharmaceuticals, Biotechnology
& Life Sciences 10.1%
Financial Services 9.6%
Semiconductors &
Semiconductor Equipment 7.0%
Capital Goods 6.8%
Technology Hardware &
Equipment 5.7%
Energy 5.4%
Food, Beverage & Tobacco 5.2%
Banks 4.6%
Utilities 4.5%
Materials 4.5%
Health Care Equipment &
Services 4.0%
Consumer Services 3.5%
Consumer Durables & Apparel 2.6%
Telecommunication Services 2.5%
Equity Real Estate Investment
Trusts (REITs) 2.4%
Household & Personal Products 2.3%
Media & Entertainment 2.1%
Consumer Discretionary
Distribution & Retail 1.9%
Transportation 1.5%
Commercial & Professional
Services 1.1%
Insurance 1.1%
Investments Purchased with
Collateral from Securities
Lending 1.8%
Repurchase Agreements 0.8%
Other Assets & Liabilities, Net (1.9)%
Net Assets 100%
Country Allocation
1
(% of net assets)
United States 67 .0%
France 6 .0%
Japan 5 .5%
United Kingdom 4 .7%
Canada 3 .2%
Germany 2 .6%
Denmark 2 .6%
Taiwan 2 .5%
Australia 2 .3%
Switzerland 1 .9%
Other 1 .8%
Investments Purchased with
Collateral from Securities
Lending 1 .8%
Other Assets & Liabilities, Net ( 1 .9 ) %
Net Assets 100%
1 Includes 2.5% (as a percentage of net assets) in emerging market countries.

Nuveen International Dividend Growth Fund
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2024

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI EAFE® Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.  Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Total Returns as of
January 31, 2024**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 6/11/12 2.39% 7.51% 5.78% 4.15% 4.14% 1.15%
Class A at maximum Offering Price 6/11/12 (3.50)% 1.33% 4.54% 3.53% — —
MSCI EAFE® Index (Net) — 3.15% 10.01% 6.92% 4.77% — —
Lipper International Equity Income
Funds Classification Average — 2.48% 7.72% 5.56% 3.72% — —
Class C at NAV 6/11/12 2.02% 6.74% 5.00% 3.52% 4.88% 1.89%
Class C at maximum Offering Price 6/11/12 1.02% 6.74% 5.00% 3.52% — —
Class I 6/11/12 2.52% 7.81% 6.05% 4.40% 3.89% 0.90%

Fund Performance, Expense Ratios and Holding Summaries
January 31,
2024 (continued)
Holdings Summaries as of January 31, 2024
Fund Allocation
(% of net assets)
Common Stocks 98 .4%
Investments Purchased with
Collateral from Securities
Lending 3 .2%
Repurchase Agreements 1 .4%
Other Assets & Liabilities, Net (3.0)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
ITOCHU Corp 5.4%
Novo Nordisk A/S, Class B 5.1%
BAE Systems PLC 5.1%
Sanofi 4.1%
SAP SE 4.0%
Portfolio Composition
(% of net assets)
Pharmaceuticals, Biotechnology
& Life Sciences 15.1%
Capital Goods 10.4%
Financial Services 6.7%
Telecommunication Services 6.7%
Energy 6.4%
Materials 6.3%
Utilities 5.7%
Consumer Services 5.4%
Household & Personal Products 4.8%
Food, Beverage & Tobacco 4.5%
Banks 4.4%
Software & Services 4.0%
Consumer Durables & Apparel 3.8%
Semiconductors &
Semiconductor Equipment 3.7%
Transportation 2.8%
Automobiles & Components 2.2%
Equity Real Estate Investment
Trusts (REITs) 2.1%
Commercial & Professional
Services 1.7%
Insurance 1.7%
Repurchase Agreements 1.4%
Investments Purchased with
Collateral from Securities
Lending 3.2%
Other Assets & Liabilities, Net (3.0)%
Net Assets 100%
Country Allocation
1
(% of net assets)
United Kingdom 17 .8%
United States 13 .8%
Japan 13 .8%
Canada 11 .4%
France 10 .2%
Denmark 5 .1%
Germany 4 .0%
Jordan 3 .9%
Hong Kong 3 .8%
Taiwan 3 .7%
Other 12 .3%
Investments Purchased with
Collateral from Securities
Lending 3 .2%
Other Assets & Liabilities, Net ( 3 .0 ) %
Net Assets 100%
1 Includes 9.2% (as a percentage of net assets) in emerging market countries.

Nuveen International Small Cap Fund
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2024

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI World ex USA Small Cap Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses so that total annual Fund oper-
ating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% (1.00% after July 31,
2025) of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expenses for the Class R6 shares will be less than the expense limitation. The expense limitation expiring July 31, 2025 may be terminated or modified prior to that date only with the approval of the Board of
Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of share-
holders of the Fund.
Total Returns as of
January 31, 2024**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class A at NAV 12/18/17 (3.01)% 0.54% 3.55% 2.38% 1.67% 1.19%
Class A at maximum Offering Price 12/18/17 (8.59)% (5.24)% 2.33% 1.40% — —
MSCI World ex USA Small Cap Index
(Net) — 0.39% 2.83% 4.96% 2.41% — —
Lipper International Small/Mid-Cap
Classification Average — (0.18)% 2.72% 4.80% 2.24% — —
Class C at NAV 12/18/17 (3.39)% (0.19)% 2.77% 1.61% 2.42% 1.94%
Class C at maximum Offering Price 12/18/17 (4.35)% (0.19)% 2.77% 1.61% — —
Class R6 12/18/17 (2.83)% 0.95% 3.87% 2.69% 1.33% 0.85%
Class I 12/18/17 (2.90)% 0.83% 3.81% 2.63% 1.42% 0.94%

Fund Performance, Expense Ratios and Holding Summaries
January 31,
2024 (continued)
Holdings Summaries as of January 31, 2024
Fund Allocation
(% of net assets)
Common Stocks 98 .4%
Investments Purchased with
Collateral from Securities
Lending 2 .7%
Repurchase Agreements 0 .9%
Other Assets & Liabilities, Net (2.0)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
SPIE SA 1.9%
Morinaga Milk Industry Co Ltd 1.6%
Kardex Holding AG 1.6%
CTS Eventim AG & Co KGaA 1.6%
Britvic PLC 1.6%
Portfolio Composition
(% of net assets)
Capital Goods 16.3%
Materials 9.6%
Equity Real Estate Investment
Trusts (REITs) 7.0%
Consumer Discretionary
Distribution & Retail 6.4%
Commercial & Professional
Services 5.8%
Consumer Services 5.4%
Health Care Equipment &
Services 5.3%
Software & Services 5.0%
Financial Services 4.5%
Food, Beverage & Tobacco 4.4%
Utilities 3.3%
Energy 3.2%
Banks 3.0%
Media & Entertainment 2.7%
Insurance 2.5%
Pharmaceuticals, Biotechnology
& Life Sciences 2.3%
Semiconductors &
Semiconductor Equipment 2.1%
Technology Hardware &
Equipment 2.1%
Transportation 2.0%
Commercial  & Professional
Services 1.2%
Household & Personal Products 1.2%
Real Estate Management &
Development 1.1%
Consumer Staples Distribution
& Retail 1.1%
Automobiles & Components 0.9%
Investments Purchased with
Collateral from Securities
Lending 2.7%
Repurchase Agreements 0.9%
Other Assets & Liabilities, Net (2.0)%
Net Assets 100%
Country Allocation
1
(% of net assets)
Japan 27 .6%
United Kingdom 18 .3%
Canada 11 .5%
Australia 6 .7%
France 6 .3%
Germany 5 .3%
Switzerland 3 .8%
United States 3 .3%
Norway 2 .6%
Netherlands 2 .5%
Other 11 .4%
Investments Purchased with
Collateral from Securities
Lending 2 .7%
Other Assets & Liabilities, Net ( 2 .0 ) %
Net Assets 100%
1 Includes 2.5% (as a percentage of net assets) in emerging market countries.

Nuveen Winslow Large-Cap Growth ESG Fund
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2024

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For Purposes of Fund performance, relative results are measured against the Russell 1000
®
Growth Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses so that total annual Fund oper-
ating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.69% through July 31, 2025
(1.25% after July 31, 2025) of the average daily net assets of any class of Fund shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for Class R6 Shares will be less than the expense limitation. The expense limitation expiring July 31, 2025 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of the shareholders of the Fund.
Total Returns as of
January 31, 2024**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 5/15/09 15.80% 38.30% 16.85% 14.40% 1.11% 0.91%
Class A at maximum Offering Price 5/15/09 9.15% 30.34% 15.48% 13.72% — —
Russell 1000® Growth Index — 9.65% 34.99% 18.04% 15.48% — —
Lipper Large-Cap Growth Funds
Classification Average — 10.20% 33.28% 15.09% 13.21% — —
Class C at NAV 5/15/09 15.35% 37.27% 15.97% 13.71% 1.86% 1.66%
Class C at maximum Offering Price 5/15/09 14.35% 37.27% 15.97% 13.71% — —
Class R6 3/25/13 16.01% 38.83% 17.31% 14.86% 0.71% 0.51%
Class I 5/15/09 15.95% 38.65% 17.15% 14.68% 0.86% 0.66%

Fund Performance, Expense Ratios and Holdings Summaries
January 31,
2024 (continued)
Holdings Summaries as of January 31, 2024
Fund Allocation
(% of net assets)
Common Stocks 97 .2%
Repurchase Agreements 1 .0%
Other Assets & Liabilities, Net 1.8%
Net Assets 100%
Portfolio Composition
(% of net assets)
Software & Services 27.0%
Semiconductors &
Semiconductor Equipment 16.2%
Health Care Equipment &
Services 9.0%
Consumer Discretionary
Distribution & Retail 8.4%
Financial Services 8.0%
Media & Entertainment 5.6%
Technology Hardware &
Equipment 5.2%
Consumer Services 4.8%
Pharmaceuticals, Biotechnology
& Life Sciences 4.6%
Capital Goods 3.3%
Materials 1.4%
Consumer Durables & Apparel 1.3%
Transportation 1.2%
Consumer Staples Distribution
& Retail 1.2%
Repurchase Agreements 1.0%
Other Assets & Liabilities, Net 1.8%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 13.2%
Amazon.com Inc 7.1%
NVIDIA Corp 6.0%
Apple Inc 5.2%
ServiceNow Inc 3.9%

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended January 31, 2024.
The beginning of the period is August 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Dividend Growth Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,047.50 $ 1,043.40 $ 1,049.00 $ 1,048.70
Expenses Incurred During the Period $ 4.73 $ 8.58 $ 3.19 $ 3.45
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.51 $ 1,016.74 $ 1,022.02 $ 1,021.77
Expenses Incurred During the Period $ 4.67 $ 8.47 $ 3.15 $ 3.40
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.92%, 1.67%, 0.62% and 0.67% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /366 (to reflect the one-half year period).
Nuveen Global Dividend Growth Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,044.20 $ 1,040.10 $ 1,045.50
Expenses Incurred During the Period $ 5.91 $ 9.74 $ 4.63
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.35 $ 1,015.58 $ 1,020.61
Expenses Incurred During the Period $ 5.84 $ 9.63 $ 4.57
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.15%, 1.90% and 0.90% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /366 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen International Dividend Growth Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,023.90 $ 1,020.20 $ 1,025.20
Expenses Incurred During the Period $ 5.85 $ 9.65 $ 4.58
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.36 $ 1,015.58 $ 1,020.61
Expenses Incurred During the Period $ 5.84 $ 9.63 $ 4.57
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.15%, 1.90% and 0.90% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /366 (to reflect the one-half year period).
Nuveen International Small Cap Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 969.90 $ 966.10 $ 971.70 $ 971.00
Expenses Incurred During the Period $ 5.94 $ 9.64 $ 4.11 $ 4.71
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.10 $ 1,015.33 $ 1,020.96 $ 1,020.36
Expenses Incurred During the Period $ 6.09 $ 9.88 $ 4.22 $ 4.82
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.20%, 1.95%, 0.83% and 0.95% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /366 (to reflect the one-half year period).
Nuveen Winslow Large-Cap Growth ESG Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,158.00 $ 1,153.50 $ 1,160.10 $ 1,159.50
Expenses Incurred During the Period $ 4.94 $ 8.99 $ 2.82 $ 3.58
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.56 $ 1,016.79 $ 1,022.52 $ 1,021.81
Expenses Incurred During the Period $ 4.62 $ 8.42 $ 2.64 $ 3.35
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.91%, 1.66%, 0.52% and 0.66% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /366 (to reflect the one-half year period).

Nuveen Dividend Growth Fund
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.5%
X –
COMMON STOCKS - 98 .5 % X 5,949,478,528
Banks - 3.1%
1,069,047 JPMorgan Chase & Co $ 186,399,035
Total Banks 186,399,035
Capital Goods - 7.4%
586,858 Eaton Corp PLC 144,414,017
544,667 Honeywell International Inc 110,164,347
157,642 Northrop Grumman Corp 70,428,140
474,501 Trane Technologies PLC 119,597,977
Total Capital Goods 444,604,481
Consumer Discretionary Distribution & Retail - 4.4%
636,533 Lowe's Cos Inc 135,479,684
1,394,575 TJX Cos Inc/The 132,359,113
Total Consumer Discretionary Distribution & Retail 267,838,797
Consumer Services - 1.7%
354,441 McDonald's Corp 103,751,970
Total Consumer Services 103,751,970
Consumer Staples Distribution & Retail - 1.9%
693,099 Walmart Inc 114,534,610
Total Consumer Staples Distribution & Retail 114,534,610
Energy - 4.4%
881,062 Chevron Corp 129,894,971
1,298,550 Exxon Mobil Corp 133,503,925
Total Energy 263,398,896
Equity Real Estate Investment Trusts (REITs) - 5.2%
741,571 American Tower Corp 145,088,366
1,343,269 Prologis Inc 170,178,750
Total Equity Real Estate Investment Trusts (REITs) 315,267,116
Financial Services - 9.4%
729,147 American Express Co 146,368,969
2,055,852 Charles Schwab Corp/The 129,354,208
364,699 Mastercard Inc, Class A 163,833,731
291,148 S&P Global Inc 130,536,206
Total Financial Services 570,093,114
Food, Beverage & Tobacco - 5.2%
1,478,104 Mondelez International Inc, Class A 111,256,888
589,049 PepsiCo Inc 99,272,428
1,130,268 Philip Morris International Inc 102,684,848
Total Food, Beverage & Tobacco 313,214,164
Health Care Equipment & Services - 7.9%
1,371,537 Abbott Laboratories 155,189,411
262,447 Elevance Health Inc 129,501,848
382,631 UnitedHealth Group Inc 195,807,588
Total Health Care Equipment & Services 480,498,847

Nuveen Dividend Growth Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Shares Description (a) Value
Insurance - 2.3%
705,897 Marsh & McLennan Cos Inc $ 136,831,074
Total Insurance 136,831,074
Materials - 4.3%
448,223 Linde PLC 181,454,117
475,492 Packaging Corp of America 78,874,613
Total Materials 260,328,730
Media & Entertainment - 2.5%
3,285,309 Comcast Corp, Class A 152,898,281
Total Media & Entertainment 152,898,281
Pharmaceuticals, Biotechnology & Life Sciences - 4.4%
889,594 AbbVie Inc 146,249,254
625,115 Zoetis Inc 117,402,848
Total Pharmaceuticals, Biotechnology & Life Sciences 263,652,102
Semiconductors & Semiconductor Equipment - 6.7%
241,243 Broadcom Inc 284,666,740
764,871 Texas Instruments Inc 122,471,144
Total Semiconductors & Semiconductor Equipment 407,137,884
Software & Services - 11.7%
551,898 Accenture PLC, Class A 200,824,644
1,266,434 Microsoft Corp 503,508,830
Total Software & Services 704,333,474
Technology Hardware & Equipment - 10.3%
2,289,947 Apple Inc 422,266,227
628,580 Motorola Solutions Inc 200,831,310
Total Technology Hardware & Equipment 623,097,537
Transportation - 1.7%
413,272 Union Pacific Corp 100,809,439
Total Transportation 100,809,439
Utilities - 4.0%
2,228,295 NextEra Energy Inc 130,644,936
1,363,844 WEC Energy Group Inc 110,144,041
Total Utilities 240,788,977
Total Common Stocks
(cost $3,291,116,264) 5,949,478,528
Total Long-Term Investments
(cost $3,291,116,264) 5,949,478,528

Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.5%
X –
REPURCHASE AGREEMENTS - 1 .5 % X 93,533,386
$ 90,590 (b) Fixed Income Clearing Corp (FICC) 5.290% 2/01/24 $ 90,590,000
2,943 (c) Fixed Income Clearing Corp (FICC) 1.600% 2/01/24 2,943,386
Total Repurchase Agreements
(cost $93,533,386) 93,533,386
Total Short-Term Investments
(cost $93,533,386) 93,533,386
Total Investments (cost $ 3,384,649,650 ) - 100 .0% 6,043,011,914
Other Assets & Liabilities, Net -   (0.0)% (962,746)
Net Assets - 100% $ 6,042,049,168
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Agreement with Fixed Income Clearing Corporation, 5.290% dated 1/31/24 to be repurchased at $90,603,312 on 2/1/24, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 5/15/43, valued at $92,401,851.
(c) Agreement with Fixed Income Clearing Corporation, 1.600% dated 1/31/24 to be repurchased at $2,943,517 on 2/1/24, collateralized by
Government Agency Securities, with coupon rate 0.375% and maturity date 7/15/27, valued at $3,002,339.
REIT Real Estate Investment Trust
S&P Standard & Poor's
See Notes to Financial Statements

Nuveen Global Dividend Growth Fund
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.3%
X –
COMMON STOCKS - 99 .3 % X 18,524,188
Banks - 4.6%
3,315 JPMorgan Chase & Co $ 578,003
4,627 Toronto-Dominion Bank 281,072
Total Banks 859,075
Capital Goods - 6.8%
1,858 Eaton Corp PLC 457,217
1,702 Honeywell International Inc 344,246
10,325 ITOCHU Corp 468,591
Total Capital Goods 1,270,054
Commercial & Professional Services - 1.1%
4,852 Experian PLC 201,952
Total Commercial & Professional Services 201,952
Consumer Discretionary Distribution & Retail - 1.9%
1,648 Lowe's Cos Inc 350,760
Total Consumer Discretionary Distribution & Retail 350,760
Consumer Durables & Apparel - 2.6%
587 LVMH Moet Hennessy Louis Vuitton SE 488,418
Total Consumer Durables & Apparel 488,418
Consumer Services - 3.5%
13,923 Compass Group PLC 383,492
936 McDonald's Corp 273,986
Total Consumer Services 657,478
Energy - 5.4%
9,072 (b) Enbridge Inc 322,137
3,130 Exxon Mobil Corp 321,795
5,490 TotalEnergies SE 356,167
Total Energy 1,000,099
Equity Real Estate Investment Trusts (REITs) - 2.4%
3,596 Prologis Inc 455,577
Total Equity Real Estate Investment Trusts (REITs) 455,577
Financial Services - 9.6%
2,045 American Express Co 410,513
3,030 Charles Schwab Corp 190,648
3,464 Macquarie Group Ltd 427,421
1,003 Mastercard Inc, Class A 450,578
16,200 ORIX Corp 312,810
Total Financial Services 1,791,970
Food, Beverage & Tobacco - 5.2%
2,762 Nestle SA 314,731
2,031 PepsiCo Inc 342,284
3,550 Philip Morris International Inc 322,518
Total Food, Beverage & Tobacco 979,533

Shares Description (a) Value
Health Care Equipment & Services - 4.0%
2,646 Abbott Laboratories $ 299,395
865 UnitedHealth Group Inc 442,655
Total Health Care Equipment & Services 742,050
Household & Personal Products - 2.3%
2,415 Reckitt Benckiser Group PLC 174,607
5,105 Unilever PLC 248,410
Total Household & Personal Products 423,017
Insurance - 1.1%
26,000 AIA Group Ltd 203,903
Total Insurance 203,903
Materials - 4.5%
1,203 Linde PLC 487,011
16,587 SIG Group AG 347,202
Total Materials 834,213
Media & Entertainment - 2.1%
8,459 Comcast Corp, Class A 393,682
Total Media & Entertainment 393,682
Pharmaceuticals, Biotechnology & Life Sciences - 10.1%
3,173 AbbVie Inc 521,641
4,154 Novo Nordisk A/S, Class B 474,820
4,843 Sanofi 485,005
2,103 Zoetis Inc 394,965
Total Pharmaceuticals, Biotechnology & Life Sciences 1,876,431
Semiconductors & Semiconductor Equipment - 7.0%
717 Broadcom Inc 846,060
4,062 Taiwan Semiconductor Manufacturing Co
Ltd, Sponsored ADR
458,843
Total Semiconductors & Semiconductor Equipment 1,304,903
Software & Services - 10.9%
1,178 Accenture PLC, Class A 428,650
2,822 Microsoft Corp 1,121,971
2,839 SAP SE 491,847
Total Software & Services 2,042,468
Technology Hardware & Equipment - 5.7%
3,739 Apple Inc 689,472
1,190 Motorola Solutions Inc 380,205
Total Technology Hardware & Equipment 1,069,677
Telecommunication Services - 2.5%
110,487 HKT Trust & HKT Ltd 132,724
7,600 KDDI Corp 251,826
88,791 Vodafone Group PLC 75,485
Total Telecommunication Services 460,035
Transportation - 1.5%
1,155 Union Pacific Corp 281,739
Total Transportation 281,739

Nuveen Global Dividend Growth Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Shares Description (a) Value
Utilities - 4.5%
4,833 NextEra Energy Inc $ 283,359
8,626 Veolia Environnement SA 281,068
3,377 WEC Energy Group Inc 272,727
Total Utilities 837,154
Total Common Stocks
(cost $11,403,034) 18,524,188
Total Long-Term Investments
(cost $11,403,034) 18,524,188
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.8% X –
336,526 (c) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(d) $ 336,526
Total Investments Purchased with Collateral from Securities Lending
(cost $336,526) 336,526
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.8%
X –
REPURCHASE AGREEMENTS - 0 .8% 150,000
$ 150 (e) Fixed Income Clearing Corp (FICC) 5.290% 2/01/24 $ 150,000
Total Repurchase Agreements
(cost $150,000) 150,000
Total Short-Term Investments
(cost $150,000) 150,000
Total Investments (cost $ 11,889,560 ) - 101 .9% 19,010,714
Other Assets & Liabilities, Net -   (1.9)% (348,158)
Net Assets - 100% $ 18,662,556
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $316,640.
(c) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 5.290% dated 1/31/24 to be repurchased at $150,022 on 2/1/24, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 5/15/43, valued at $153,044.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen International Dividend Growth Fund
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.4%
X –
COMMON STOCKS - 98 .4 % X 4,925,490
Automobiles & Components - 2.2%
1,046 Autoliv Inc $ 112,048
Total Automobiles & Components 112,048
Banks - 4.4%
33,446 BOC Hong Kong Holdings Ltd 80,163
2,337 Toronto-Dominion Bank/The 141,964
Total Banks 222,127
Capital Goods - 10.4%
17,099 BAE Systems PLC 254,715
5,900 ITOCHU Corp 267,766
Total Capital Goods 522,481
Commercial & Professional Services - 1.7%
2,059 Experian PLC 85,701
Total Commercial & Professional Services 85,701
Consumer Durables & Apparel - 3.8%
227 LVMH Moet Hennessy Louis Vuitton SE 188,877
Total Consumer Durables & Apparel 188,877
Consumer Services - 5.4%
4,795 Compass Group PLC 132,072
1,780 Restaurant Brands International Inc 138,950
Total Consumer Services 271,022
Energy - 6.4%
4,251 (b) Enbridge Inc 150,949
2,584 TotalEnergies SE 167,638
Total Energy 318,587
Equity Real Estate Investment Trusts (REITs) - 2.1%
22,117 British Land Co PLC/The 106,310
Total Equity Real Estate Investment Trusts (REITs) 106,310
Financial Services - 6.7%
1,424 Macquarie Group Ltd 175,706
8,300 ORIX Corp 160,267
Total Financial Services 335,973
Food, Beverage & Tobacco - 4.5%
2,608 Diageo PLC 94,195
1,142 Nestle SA 130,132
Total Food, Beverage & Tobacco 224,327
Household & Personal Products - 4.8%
1,332 Reckitt Benckiser Group PLC 96,305
2,952 Unilever PLC 143,645
Total Household & Personal Products 239,950
Insurance - 1.7%
10,800 AIA Group Ltd 84,698
Total Insurance 84,698

Nuveen International Dividend Growth Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Shares Description (a) Value
Materials - 6.3%
488 Linde PLC $ 197,557
5,511 SIG Group AG 115,357
Total Materials 312,914
Pharmaceuticals, Biotechnology & Life Sciences - 15.1%
8,100 Astellas Pharma Inc 94,304
8,093 Hikma Pharmaceuticals PLC 197,445
2,243 Novo Nordisk A/S, Class B 256,385
2,064 Sanofi 206,700
Total Pharmaceuticals, Biotechnology & Life Sciences 754,834
Semiconductors & Semiconductor Equipment - 3.7%
1,648 Taiwan Semiconductor Manufacturing Co
Ltd, Sponsored ADR
186,158
Total Semiconductors & Semiconductor Equipment 186,158
Software & Services - 4.0%
1,148 SAP SE 198,887
Total Software & Services 198,887
Telecommunication Services - 6.7%
89,400 HKT Trust & HKT Ltd 107,393
5,000 KDDI Corp 165,675
73,388 Vodafone Group PLC 62,390
Total Telecommunication Services 335,458
Transportation - 2.8%
1,129 Canadian National Railway Co 140,053
Total Transportation 140,053
Utilities - 5.7%
27,242 Snam SpA 133,049
4,666 Veolia Environnement SA 152,036
Total Utilities 285,085
Total Common Stocks
(cost $3,741,776) 4,925,490
Total Long-Term Investments
(cost $3,741,776) 4,925,490
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.2% X –
157,747 (c) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(d) $ 157,747
Total Investments Purchased with Collateral from Securities Lending
(cost $157,747) 157,747

Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.4%
X –
REPURCHASE AGREEMENTS - 1 .4 % X 70,000
$ 70 (e) Fixed Income Clearing Corp (FICC) 5.290% 2/01/24 $ 70,000
Total Repurchase Agreements
(cost $70,000) 70,000
Total Short-Term Investments
(cost $70,000) 70,000
Total Investments (cost $ 3,969,523 ) - 103 .0% 5,153,237
Other Assets & Liabilities, Net -   (3.0)% (149,649)
Net Assets - 100% $ 5,003,588
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $148,347.
(c) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 5.290% dated 1/31/24 to be repurchased at $70,010 on 2/1/24, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 5/15/43, valued at $71,445.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen International Small Cap Fund
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.4%
X –
COMMON STOCKS - 98 .4 % X 63,520,431
Automobiles & Components - 0.9%
44,246 Brembo SpA $ 544,970
Total Automobiles & Components 544,970
Banks - 3.0%
17,850 BAWAG Group AG, 144A 919,035
89,000 Chiba Bank Ltd/The 659,513
70,700 Concordia Financial Group Ltd 336,917
Total Banks 1,915,465
Capital Goods - 16.3%
92,000 Amada Co Ltd 992,831
120,800 BOC Aviation Ltd, 144A 905,681
1,020 Burckhardt Compression Holding AG 570,657
37,711 IMI PLC 799,833
4,161 Kardex Holding AG 1,056,821
16,963 Konecranes Oyj 728,502
16,965 Kongsberg Gruppen ASA 864,593
40,700 Nabtesco Corp 782,291
29,600 Nichias Corp 691,884
84,508 RS GROUP PLC 837,386
26,809 Signify NV, Reg S, 144A 803,858
8,696 Toromont Industries Ltd 761,680
24,659 Trelleborg AB 750,551
Total Capital Goods 10,546,568
Commercial  & Professional Services - 1.2%
46,464 (b) Element Fleet Management Corp 783,818
Total Commercial  & Professional Services 783,818
Commercial & Professional Services - 5.8%
15,422 Arcadis NV 846,690
42,734 Elis SA 939,587
54,400 (c) Park24 Co Ltd 710,833
37,585 SPIE SA 1,243,220
Total Commercial & Professional Services 3,740,330
Consumer Discretionary Distribution & Retail - 6.4%
51,100 ASKUL Corp 690,701
97,121 Inchcape PLC 836,285
20,950 PALTAC Corp 637,832
1,056,000 Topsports International Holdings Ltd, 144A 684,479
41,900 United Arrows Ltd 549,480
47,140 WH Smith PLC 720,357
Total Consumer Discretionary Distribution & Retail 4,119,134
Consumer Services - 5.4%
114,562 Collins Foods Ltd 898,154
26,538 Greggs PLC 893,940
42,400 Resorttrust Inc 737,064
29,800 Tokyotokeiba Co Ltd 933,306
Total Consumer Services 3,462,464

Shares Description (a) Value
Consumer Staples Distribution & Retail - 1.1%
23,700 Sundrug Co Ltd $ 714,798
Total Consumer Staples Distribution & Retail 714,798
Energy - 3.2%
47,339 Enerplus Corp 687,312
194,989 (b),(c) Kelt Exploration Ltd 778,825
43,092 (c) Vallourec SA 616,483
Total Energy 2,082,620
Equity Real Estate Investment Trusts (REITs) - 7.0%
11,964 Aedifica SA 779,626
782,075 HomeCo Daily Needs REIT 643,811
309,493 LondonMetric Property PLC 756,213
472,641 National Storage REIT 708,826
76,065 Safestore Holdings PLC 792,158
815,091 Supermarket Income Reit PLC 836,702
Total Equity Real Estate Investment Trusts (REITs) 4,517,336
Financial Services - 4.5%
61,355 BFF Bank SpA, 144A 663,042
69,328 IG Group Holdings PLC 622,991
33,308 Nuvei Corp 809,381
146,639 OSB Group PLC 834,416
Total Financial Services 2,929,830
Food, Beverage & Tobacco - 4.4%
92,676 Britvic PLC 1,036,482
52,000 Morinaga Milk Industry Co Ltd 1,064,882
29,200 Nichirei Corp 705,258
Total Food, Beverage & Tobacco 2,806,622
Health Care Equipment & Services - 5.3%
29,500 Amvis Holdings Inc 543,480
16,672 CompuGroup Medical SE & Co KgaA 714,807
34,009 CVS Group PLC 727,521
30,392 (c) Inmode Ltd 719,986
46,800 Ship Healthcare Holdings Inc 710,277
Total Health Care Equipment & Services 3,416,071
Household & Personal Products - 1.2%
75,700 Pola Orbis Holdings Inc 783,116
Total Household & Personal Products 783,116
Insurance - 2.5%
17,071 ASR Nederland NV 804,496
91,103 Storebrand ASA 819,122
Total Insurance 1,623,618
Materials - 9.6%
64,477 Hudbay Minerals Inc 358,245
14,086 Labrador Iron Ore Royalty Corp 345,851
15,706 (b),(c) Lithium Americas Argentina Corp 69,625
130,270 (c) Lynas Rare Earths Ltd 495,323
26,700 Nippon Light Metal Holdings Co Ltd 328,994
488,838 Orora Ltd 888,503
21,791 Pan American Silver Corp 294,988
9,690 Salzgitter AG 270,268
66,115 SSR Mining Inc 623,063
23,700 Sumitomo Osaka Cement Co Ltd 597,057

Nuveen International Small Cap Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Shares Description (a) Value
Materials (continued)
65,800 Tosoh Corp $ 848,467
23,800 UACJ Corp 657,386
10,154 Vicat SA 395,047
Total Materials 6,172,817
Media & Entertainment - 2.7%
32,247 CAR Group Ltd 692,385
15,448 CTS Eventim AG & Co KGaA 1,045,477
Total Media & Entertainment 1,737,862
Pharmaceuticals, Biotechnology & Life Sciences - 2.3%
6,624 Gerresheimer AG 675,310
73,889 Grifols SA 804,854
Total Pharmaceuticals, Biotechnology & Life Sciences 1,480,164
Real Estate Management & Development - 1.1%
57,528 Savills PLC 738,530
Total Real Estate Management & Development 738,530
Semiconductors & Semiconductor Equipment - 2.1%
18,723 AIXTRON SE 696,837
44,700 SUMCO Corp 677,670
Total Semiconductors & Semiconductor Equipment 1,374,507
Software & Services - 5.0%
34,900 BIPROGY Inc 1,021,818
5,077 (c) Kinaxis Inc 618,250
3,743 Sopra Steria Group 877,936
31,200 TIS Inc 693,945
Total Software & Services 3,211,949
Technology Hardware & Equipment - 2.1%
2,423 Comet Holding AG 798,896
388,451 Spirent Communications PLC 579,477
Total Technology Hardware & Equipment 1,378,373
Transportation - 2.0%
2,070,000 Pacific Basin Shipping Ltd 576,203
19,800 Sankyu Inc 740,169
Total Transportation 1,316,372
Utilities - 3.3%
20,048 Capital Power Corp 551,136
127,917 Drax Group PLC 825,460
108,854 Superior Plus Corp 746,501
Total Utilities 2,123,097
Total Common Stocks
(cost $64,027,012) 63,520,431
Total Long-Term Investments
(cost $64,027,012) 63,520,431
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.7% X –
1,738,328 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(e) $ 1,738,328
Total Investments Purchased with Collateral from Securities Lending
(cost $1,738,328) 1,738,328

Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.9%
X –
REPURCHASE AGREEMENTS - 0 .9 % X 570,000
$ 570 (f) Fixed Income Clearing Corp (FICC) 5.290% 2/01/24 $ 570,000
Total Repurchase Agreements
(cost $570,000) 570,000
Total Short-Term Investments
(cost $570,000) 570,000
Total Investments (cost $ 66,335,340 ) - 102 .0% 65,828,759
Other Assets & Liabilities, Net -   (2.0)% (1,274,578)
Net Assets - 100% $ 64,554,181
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,604,499.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 5.290% dated 1/31/24 to be repurchased at $570,084 on 2/1/24, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 5/15/43, valued at $581,435.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Winslow Large-Cap Growth ESG Fund
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 97.2%
X –
COMMON STOCKS - 97 .2 % X 822,679,109
Capital Goods - 3.3%
25,360 Parker-Hannifin Corp $ 11,779,720
65,200 Trane Technologies PLC 16,433,660
Total Capital Goods 28,213,380
Consumer Discretionary Distribution & Retail - 8.4%
388,530 (b) Amazon.com Inc 60,299,856
10,770 (b) O'Reilly Automotive Inc 11,018,248
Total Consumer Discretionary Distribution & Retail 71,318,104
Consumer Durables & Apparel - 1.3%
23,400 (b) Lululemon Athletica Inc 10,619,388
Total Consumer Durables & Apparel 10,619,388
Consumer Services - 4.8%
8,662 (b) Chipotle Mexican Grill Inc 20,864,766
50,060 Hilton Worldwide Holdings Inc 9,559,457
35,200 McDonald's Corp 10,303,744
Total Consumer Services 40,727,967
Consumer Staples Distribution & Retail - 1.2%
14,040 Costco Wholesale Corp 9,756,115
Total Consumer Staples Distribution & Retail 9,756,115
Financial Services - 8.0%
124,800 KKR & Co Inc 10,805,184
49,016 Mastercard Inc, Class A 22,019,458
28,970 Moody's Corp 11,357,399
17,397 MSCI Inc 10,414,192
49,311 Visa Inc, Class A 13,474,724
Total Financial Services 68,070,957
Health Care Equipment & Services - 9.0%
152,820 (b) Boston Scientific Corp 9,667,393
73,400 (b) Dexcom Inc 8,907,090
31,630 (b) IDEXX Laboratories Inc 16,291,981
63,205 (b) Intuitive Surgical Inc 23,905,395
34,673 UnitedHealth Group Inc 17,743,561
Total Health Care Equipment & Services 76,515,420
Materials - 1.4%
28,232 Linde PLC 11,429,161
Total Materials 11,429,161
Media & Entertainment - 5.6%
171,090 (b) Alphabet Inc, Class A 23,969,709
162,960 (b) Alphabet Inc, Class C 23,107,728
Total Media & Entertainment 47,077,437
Pharmaceuticals, Biotechnology & Life Sciences - 4.6%
24,590 Eli Lilly & Co 15,875,550
12,200 Thermo Fisher Scientific Inc 6,575,556
36,450 (b) Vertex Pharmaceuticals Inc 15,796,701
Total Pharmaceuticals, Biotechnology & Life Sciences 38,247,807

Shares Description (a) Value
Semiconductors & Semiconductor Equipment - 16.2%
36,840 Analog Devices Inc $ 7,086,543
29,173 ASML Holding NV 25,375,259
20,450 Broadcom Inc 24,131,000
36,490 Lam Research Corp 30,110,453
82,406 NVIDIA Corp 50,701,939
Total Semiconductors & Semiconductor Equipment 137,405,194
Software & Services - 27.0%
22,400 Accenture PLC, Class A 8,150,912
42,130 (b) Atlassian Corp Ltd, Class A 10,522,810
281,202 Microsoft Corp 111,800,291
83,780 (b) Salesforce Inc 23,549,720
43,050 (b) ServiceNow Inc 32,950,470
44,700 (b) Snowflake Inc, Class A 8,745,108
26,600 (b) Synopsys Inc 14,187,110
64,350 (b) Workday Inc, Class A 18,730,355
Total Software & Services 228,636,776
Technology Hardware & Equipment - 5.2%
240,910 Apple Inc 44,423,804
Total Technology Hardware & Equipment 44,423,804
Transportation - 1.2%
156,850 (b) Uber Technologies Inc 10,237,599
Total Transportation 10,237,599
Total Common Stocks
(cost $474,090,414) 822,679,109
Total Long-Term Investments
(cost $474,090,414) 822,679,109
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.0%
X –
REPURCHASE AGREEMENTS - 1 .0 % X 8,557,263
$ 8,270 (c) Fixed Income Clearing Corp (FICC) 5.290% 2/01/24 $ 8,270,000
287 (d) Fixed Income Clearing Corp (FICC) 1.600% 2/01/24 287,263
Total Repurchase Agreements
(cost $8,557,263) 8,557,263
Total Short-Term Investments
(cost $8,557,263) 8,557,263
Total Investments (cost $ 482,647,677 ) - 98 .2% 831,236,372
Other Assets & Liabilities, Net -   1.8% 15,408,078
Net Assets - 100% $ 846,644,450
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 5.290% dated 1/31/24 to be repurchased at $8,271,215 on 2/1/24, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 5/15/43, valued at $8,435,455.
(d) Agreement with Fixed Income Clearing Corporation, 1.600% dated 1/31/24 to be repurchased at $287,276 on 2/1/24, collateralized by
Government Agency Securities, with coupon rate 0.375% and maturity date 7/15/27, valued at $293,010.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

January 31, 2024 (Unaudited)
Dividend
Growth
Global Dividend
Growth
International
Dividend
Growth
International
Small Cap
Winslow Large-
Cap Growth ESG
ASSETS
Long-term investments, at value
†‡
$ 5,949,478,528 $ 18,524,188 $ 4,925,490 $ 63,520,431 $ 822,679,109
Investments purchased with collateral from securities lending, at value
(cost approximates value) – 336,526 157,747 1,738,328 –
Short-term investments, at value
◊
93,533,386 150,000 70,000 570,000 8,557,263
Cash – 13,903 7,743 29,470 –
Cash denominated in foreign currencies
^
– 2,984 1,507 6,049 –
Receivables:
Dividends 7,273,475 22,911 5,655 116,872 62,357
Interest 13,443 22 10 84 1,228
Investments sold – 9 5 257,727 14,392,805
Reclaims – 4,588 2,051 43,187 –
Reimbursement from Adviser 45,270 9,935 16,180 21,438 138,286
Shares sold 3,366,130 4,802 – 149,302 1,955,194
Other 480,605 15,497 27,160 15,115 173,166
Total assets 6,054,190,837 19,085,365 5,213,548 66,468,003 847,959,408
LIABILITIES
Cash overdraft – – – – 3,799
Payables:
Management fees 3,029,484 11,134 2,984 47,342 448,525
Collateral from securities lending – 336,526 157,747 1,738,328 –
Interest 518 1 — 111 64
Shares redeemed 7,251,666 19,295 – 14,788 198,803
Accrued expenses:
Custodian fees 260,604 20,330 29,288 52,616 47,067
Trustees fees 473,146 459 108 1,548 147,510
Professional fees 74,193 26,149 16,575 48,756 46,177
Shareholder reporting expenses 131,189 3,736 1,847 4,350 45,974
Shareholder servicing agent fees 528,434 2,904 721 5,681 324,700
12b-1 distribution and service fees 392,435 2,275 690 302 52,339
Total liabilities 12,141,669 422,809 209,960 1,913,822 1,314,958
Net assets $ 6,042,049,168 $ 18,662,556 $ 5,003,588 $ 64,554,181 $ 846,644,450
NET ASSETS CONSIST OF:
Paid-in capital $ 3,368,742,579 $ 11,378,401 $ 3,940,510 $ 68,976,991 $ 477,233,215
Total distributable earnings (loss) 2,673,306,589 7,284,155 1,063,078 (4,422,810) 369,411,235
Net assets $ 6,042,049,168 $ 18,662,556 $ 5,003,588 $ 64,554,181 $ 846,644,450
†
Long-term investments, cost $ 3,291,116,264 $ 11,403,034 $ 3,741,776 $ 64,027,012 $ 474,090,414
◊
Short-term investments, cost $ 93,533,386 $ 150,000 $ 70,000 $ 570,000 $ 8,557,263
‡ Includes securities loaned of $ — $ 316,640 $ 148,347 $ 1,604,499 $ —
^
Cash denominated in foreign currencies, cost $ — $ 2,994 $ 1,512 $ 6,069 $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Dividend
Growth
Global Dividend
Growth
International
Dividend
Growth
International
Small Cap
Winslow Large-
Cap Growth ESG
CLASS A:
Net assets $ 1,017,500,974 $ 8,607,861 $ 2,250,258 $ 1,204,452 $ 207,841,911
Shares outstanding 18,180,670 264,048 79,368 57,796 3,995,913
Net asset value ("NAV") per share $ 55.97 $ 32.60 $ 28.35 $ 20.84 $ 52.01
Maximum sales charge 5.75% 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 59.38 $ 34.59 $ 30.08 $ 22.11 $ 55.18
CLASS C:
Net assets $ 207,832,872 $ 550,253 $ 262,750 $ 52,861 $ 11,224,931
Shares outstanding 3,715,496 16,940 9,395 2,596 282,009
NAV and offering price per share $ 55.94 $ 32.48 $ 27.97 $ 20.36 $ 39.80
CLASS R6:
Net assets $ 2,436,957,302 $ — $ — $ 41,273,027 $ 123,266,348
Shares outstanding 43,108,717 — — 1,969,505 2,152,517
NAV and offering price per share $ 56.53 $ — $ — $ 20.96 $ 57.27
CLASS I:
Net assets $ 2,379,758,020 $ 9,504,442 $ 2,490,580 $ 22,023,841 $ 504,311,260
Shares outstanding 42,585,746 291,687 87,750 1,052,481 9,060,728
NAV and offering price per share $ 55.88 $ 32.58 $ 28.38 $ 20.93 $ 55.66
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01

Statement of Operations
See Notes to Financial Statements

Six Months Ended January 31, 2024 (Unaudited) Dividend Growth
Global Dividend
Growth
International
Dividend Growth
International Small
Cap
Winslow Large-Cap
Growth ESG
INVESTMENT INCOME
Dividends $ 58,766,128 $ 201,907 $ 63,854 $ 690,672 $ 2,173,022
Interest 1,678,335 10,368 3,262 21,418 140,689
Securities lending income, net — 268 71 8,270 —
Other income 274,773 685 — 8,095 52,220
Tax withheld (269) (9,059) (5,958) (56,783) (15,630)
Total investment income 60,718,967 204,169 61,229 671,672 2,350,301
EXPENSES
– – – – –
Management fees 17,395,345 66,316 17,041 279,859 2,495,169
12b-1 service fees - Class A 1,197,943 10,768 2,683 1,465 234,941
12b-1 distribution and service fees - Class C 1,091,461 2,682 1,379 258 54,838
Shareholder servicing agent fees - Class A 257,043 2,940 925 754 143,411
Shareholder servicing agent fees - Class C 58,634 183 117 33 8,377
Shareholder servicing agent fees - Class R6 32,191 — — 889 4,576
Shareholder servicing agent fees - Class I 619,923 3,240 1,023 15,091 357,218
Interest expense 6,206 4 6 703 494
Trustees fees 106,288 340 88 1,202 14,004
Custodian expenses 171,154 13,799 23,302 45,019 23,933
Registration fees 53,824 24,642 24,807 31,807 35,469
Professional fees 173,662 24,334 19,226 39,485 53,250
Shareholder reporting expenses 145,526 2,341 876 2,804 39,772
Other 45,247 2,508 2,361 2,681 27,027
Total expenses before fee waiver/expense
reimbursement 21,354,447 154,097 93,834 422,050 3,492,479
Fee waiver/expense reimbursement — (56,548) (68,195) (135,722) (732,234)
Net expenses 21,354,447 97,549 25,639 286,328 2,760,245
Net investment income (loss) 39,364,520 106,620 35,590 385,344 (409,944)
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 46,173,309 307,344 76,264 (184,986) 27,419,559
Foreign currency transactions — 77 205 (11,013) —
Net realized gain (loss) 46,173,309 307,421 76,469 (195,999) 27,419,559
Change in unrealized appreciation (depreciation) on:
Investments 189,088,051 363,740 10,392 (2,351,301) 91,805,372
Foreign currency translations — (149) 37 (3,264) —
Net change in unrealized appreciation (depreciation) 189,088,051 363,591 10,429 (2,354,565) 91,805,372
Net realized and unrealized gain (loss) 235,261,360 671,012 86,898 (2,550,564) 119,224,931
Net increase (decrease) in net assets from operations $ 274,625,880 $ 777,632 $ 122,488 $ (2,165,220) $ 118,814,987

Statement of Changes in Net Assets
See Notes to Financial Statements

Dividend Growth Global Dividend Growth
Unaudited
Six Months Ended
1/31/24
Year Ended
7/31/23
Unaudited
Six Months Ended
1/31/24
Year Ended
7/31/23
OPERATIONS
Net investment income (loss) $ 39,364,520 $ 76,968,692 $ 106,620 $ 280,870
Net realized gain (loss) 46,173,309 95,262,290 307,421 28,647
Net change in unrealized appreciation (depreciation) 189,088,051 378,134,850 363,591 1,317,987
Net increase (decrease) in net assets from operations 274,625,880 550,365,832 777,632 1,627,504
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (22,152,066) (31,405,027) (50,707) (325,101)
Class C (4,034,029) (7,156,110) (1,184) (21,890)
Class R6 (56,922,983) (79,679,640) — —
Class I (55,919,050) (82,990,316) (67,627) (396,234)
Total distributions (139,028,128) (201,231,093) (119,518) (743,225)
FUND SHARE TRANSACTIONS
Subscriptions 318,985,159 834,970,462 1,109,497 2,610,143
Reinvestments of distributions 110,651,656 158,046,763 109,065 684,253
Redemptions (532,768,083) (1,297,498,513) (2,932,058) (3,564,245)
Net increase (decrease) from Fund share transactions (103,131,268) (304,481,288) (1,713,496) (269,849)
Net increase (decrease) in net assets 32,466,484 44,653,451 (1,055,382) 614,430
Net assets at the beginning of period 6,009,582,684 5,964,929,233 19,717,938 19,103,508
Net assets at the end of period $ 6,042,049,168 $ 6,009,582,684 $ 18,662,556 $ 19,717,938

See Notes to Financial Statements

International Dividend Growth International Small Cap
Unaudited
Six Months Ended
1/31/24
Year Ended
7/31/23
Unaudited
Six Months Ended
1/31/24
Year Ended
7/31/23
OPERATIONS
Net investment income (loss) $ 35,590 $ 87,406 $ 385,344 $ 973,320
Net realized gain (loss) 76,469 43,002 (195,999) (2,651,001)
Net change in unrealized appreciation (depreciation) 10,429 194,064 (2,354,565) 5,460,735
Net increase (decrease) in net assets from operations 122,488 324,472 (2,165,220) 3,783,054
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (28,483) (60,868) (18,040) —
Class C (2,601) (4,300) (405) —
Class R6 — — (749,793) (58,110)
Class I (34,568) (64,279) (391,397) (24,766)
Total distributions (65,652) (129,447) (1,159,635) (82,876)
FUND SHARE TRANSACTIONS
Subscriptions 273,091 1,160,086 2,931,893 17,841,986
Reinvestments of distributions 46,736 86,469 554,833 25,653
Redemptions (147,319) (574,160) (5,536,930) (11,695,297)
Net increase (decrease) from Fund share transactions 172,508 672,395 (2,050,204) 6,172,342
Net increase (decrease) in net assets 229,344 867,420 (5,375,059) 9,872,520
Net assets at the beginning of period 4,774,244 3,906,824 69,929,240 60,056,720
Net assets at the end of period $ 5,003,588 $ 4,774,244 $ 64,554,181 $ 69,929,240

See Notes to Financial Statements

Winslow Large-Cap Growth ESG
Unaudited
Six Months Ended
1/31/24
Year Ended
7/31/23
OPERATIONS
Net investment income (loss) $ (409,944) $ (174,861)
Net realized gain (loss) 27,419,559 59,834,324
Net change in unrealized appreciation (depreciation) 91,805,372 49,401,406
Net increase (decrease) in net assets from operations 118,814,987 109,060,869
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (10,879,284) (13,190,940)
Class C (798,227) (1,250,714)
Class R6 (5,704,561) (5,821,013)
Class I (26,222,459) (30,674,839)
Total distributions (43,604,531) (50,937,506)
FUND SHARE TRANSACTIONS
Subscriptions 78,734,502 109,230,415
Reinvestments of distributions 39,344,675 46,104,325
Redemptions (110,938,970) (135,607,861)
Net increase (decrease) from Fund share transactions 7,140,207 19,726,879
Net increase (decrease) in net assets 82,350,663 77,850,242
Net assets at the beginning of period 764,293,787 686,443,545
Net assets at the end of period $ 846,644,450 $ 764,293,787

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Dividend Growth
Class
A
1/31/24(e)
$ 54.65 $ 0.31 $ 2.25 $ 2.56 $ (0.31) $ (0.93) $ (1.24) $ 55.97
7/31/23
51.54 0.59 4.26 4.85 (0.61) (1.13) (1.74) 54.65
7/31/22
53.39 0.55 (0.49) 0.06 (0.56) (1.35) (1.91) 51.54
7/31/21
43.32 0.62 11.55 12.17 (0.58) (1.52) (2.10) 53.39
7/31/20
44.21 0.61 2.28 2.89 (0.67) (3.11) (3.78) 43.32
7/31/19
42.61 0.65 3.49 4.14 (0.60) (1.94) (2.54) 44.21
Class
C
1/31/24(e)
54.63 0.11 2.24 2.35 (0.11) (0.93) (1.04) 55.94
7/31/23
51.52 0.21 4.26 4.47 (0.23) (1.13) (1.36) 54.63
7/31/22
53.33 0.15 (0.49) (0.34) (0.12) (1.35) (1.47) 51.52
7/31/21
43.28 0.26 11.54 11.80 (0.23) (1.52) (1.75) 53.33
7/31/20
44.16 0.29 2.29 2.58 (0.35) (3.11) (3.46) 43.28
7/31/19
42.53 0.34 3.49 3.83 (0.26) (1.94) (2.20) 44.16
Class
R6
1/31/24(e)
55.19 0.39 2.28 2.67 (0.40) (0.93) (1.33) 56.53
7/31/23
52.05 0.75 4.29 5.04 (0.77) (1.13) (1.90) 55.19
7/31/22
53.92 0.72 (0.49) 0.23 (0.75) (1.35) (2.10) 52.05
7/31/21
43.74 0.78 11.66 12.44 (0.74) (1.52) (2.26) 53.92
7/31/20
44.62 0.75 2.30 3.05 (0.82) (3.11) (3.93) 43.74
7/31/19
43.03 0.78 3.54 4.32 (0.79) (1.94) (2.73) 44.62
Class
I
1/31/24(e)
54.57 0.38 2.24 2.62 (0.38) (0.93) (1.31) 55.88
7/31/23
51.47 0.72 4.25 4.97 (0.74) (1.13) (1.87) 54.57
7/31/22
53.33 0.68 (0.49) 0.19 (0.70) (1.35) (2.05) 51.47
7/31/21
43.28 0.74 11.53 12.27 (0.70) (1.52) (2.22) 53.33
7/31/20
44.17 0.72 2.28 3.00 (0.78) (3.11) (3.89) 43.28
7/31/19
42.64 0.75 3.49 4.24 (0.77) (1.94) (2.71) 44.17
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000) Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
4 .75% $ 1,017,501 0 .92% (f) 1 .15% (f) 6%
9 .75 976,938 0 .92 1 .16 17
( 0 .04 ) 932,555 0 .91 1 .04 17
28 .85 837,090 0 .92 1 .29 15
6 .54 624,209 0 .95 1 .42 25
10 .29 497,332 0 .96 1 .57 31
4 .34 207,833 1 .67 (f) 0 .41 (f) 6
8 .92 240,863 1 .67 0 .42 17
( 0 .79 ) 295,522 1 .66 0 .29 17
27 .89 305,518 1 .67 0 .55 15
5 .75 328,375 1 .70 0 .67 25
9 .46 499,839 1 .71 0 .82 31
4 .90 2,436,957 0 .62 (f) 1 .45 (f) 6
10 .05 2,398,869 0 .62 1 .46 17
0 .28 2,394,117 0 .61 1 .34 17
29 .24 3,103,203 0 .62 1 .57 15
6 .86 69,249 0 .64 1 .73 25
10 .66 80,768 0 .65 1 .88 31
4 .87 2,379,758 0 .67 (f) 1 .41 (f) 6
10 .01 2,392,913 0 .67 1 .41 17
0 .22 2,342,735 0 .66 1 .29 17
29 .15 2,294,045 0 .67 1 .54 15
6 .82 1,901,783 0 .70 1 .67 25
10 .57 2,072,824 0 .71 1 .82 31

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Global Dividend Growth
Class
A
1/31/24(e)
$ 31.41 $ 0.16 $ 1.22 $ 1.38 $ (0.18) $ (0.01) $ (0.19) $ 32.60
7/31/23
29.98 0.42 2.16 2.58 (0.42) (0.73) (1.15) 31.41
7/31/22
32.93 0.41 (0.93) (0.52) (0.49) (1.94) (2.43) 29.98
7/31/21
27.15 0.45 5.83 6.28 (0.50) — (0.50) 32.93
7/31/20
27.29 0.44 0.13 0.57 (0.44) (0.27) (0.71) 27.15
7/31/19
27.81 0.52 0.10 0.62 (0.56) (0.58) (1.14) 27.29
Class
C
1/31/24(e)
31.30 0.04 1.21 1.25 (0.06) (0.01) (0.07) 32.48
7/31/23
29.87 0.19 2.17 2.36 (0.20) (0.73) (0.93) 31.30
7/31/22
32.82 0.16 (0.92) (0.76) (0.25) (1.94) (2.19) 29.87
7/31/21
27.06 0.22 5.82 6.04 (0.28) — (0.28) 32.82
7/31/20
27.20 0.23 0.14 0.37 (0.24) (0.27) (0.51) 27.06
7/31/19
27.73 0.31 0.10 0.41 (0.36) (0.58) (0.94) 27.20
Class
I
1/31/24(e)
31.39 0.20 1.21 1.41 (0.21) (0.01) (0.22) 32.58
7/31/23
29.96 0.49 2.16 2.65 (0.49) (0.73) (1.22) 31.39
7/31/22
32.92 0.48 (0.93) (0.45) (0.57) (1.94) (2.51) 29.96
7/31/21
27.14 0.52 5.84 6.36 (0.58) — (0.58) 32.92
7/31/20
27.28 0.51 0.13 0.64 (0.51) (0.27) (0.78) 27.14
7/31/19
27.81 0.58 0.10 0.68 (0.63) (0.58) (1.21) 27.28
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
4 .42% $ 8,608 1 .76% (f) 1 .15% (f) 1 .04% (f) 14%
9 .00 8,849 1 .86 1 .15 1 .42 23
( 2 .02 ) 8,082 1 .95 1 .14 1 .30 18
23 .33 7,242 2 .02 1 .15 1 .49 12
2 .14 5,888 1 .69 1 .15 1 .61 33
2 .58 7,444 1 .77 1 .15 1 .94 22
4 .01 550 2 .51 (f) 1 .90 (f) 0 .28 (f) 14
8 .21 617 2 .61 1 .90 0 .64 23
( 2 .78 ) 885 2 .70 1 .89 0 .50 18
22 .43 1,377 2 .77 1 .90 0 .73 12
1 .32 1,934 2 .44 1 .90 0 .87 33
1 .81 2,566 2 .52 1 .90 1 .17 22
4 .55 9,504 1 .51 (f) 0 .90 (f) 1 .28 (f) 14
9 .28 10,252 1 .61 0 .90 1 .66 23
( 1 .81 ) 10,137 1 .70 0 .89 1 .51 18
23 .64 11,376 1 .77 0 .90 1 .73 12
2 .37 11,488 1 .44 0 .90 1 .91 33
2 .84 12,682 1 .52 0 .90 2 .19 22

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
International Dividend Growth
Class
A
1/31/24(e)
$ 28.06 $ 0.19 $ 0.46 $ 0.65 $ (0.34) $ (0.02) $ — $ (0.36) $ 28.35
7/31/23
26.78 0.54 1.58 2.12 (0.47) (0.37) — (0.84) 28.06
7/31/22
29.18 0.45 (1.20) (0.75) (1.62) (0.03) — (1.65) 26.78
7/31/21
24.93 0.51 4.34 4.85 (0.60) — — (0.60) 29.18
7/31/20
25.85 0.46 (1.02) (0.56) (0.36) — — (0.36) 24.93
7/31/19
27.30 0.62 (1.05) (0.43) (0.90) — (0.12) (1.02) 25.85
Class
C
1/31/24(e)
27.68 0.09 0.45 0.54 (0.23) (0.02) — (0.25) 27.97
7/31/23
26.45 0.41 1.49 1.90 (0.30) (0.37) — (0.67) 27.68
7/31/22
28.82 0.17 (1.12) (0.95) (1.39) (0.03) — (1.42) 26.45
7/31/21
24.66 0.24 4.34 4.58 (0.42) — — (0.42) 28.82
7/31/20
25.60 0.30 (1.04) (0.74) (0.20) — — (0.20) 24.66
7/31/19
27.02 0.37 (0.97) (0.60) (0.70) — (0.12) (0.82) 25.60
Class
I
1/31/24(e)
28.09 0.22 0.46 0.68 (0.37) (0.02) — (0.39) 28.38
7/31/23
26.81 0.63 1.55 2.18 (0.53) (0.37) — (0.90) 28.09
7/31/22
29.21 0.59 (1.27) (0.68) (1.69) (0.03) — (1.72) 26.81
7/31/21
24.96 0.56 4.36 4.92 (0.67) — — (0.67) 29.21
7/31/20
25.88 0.57 (1.07) (0.50) (0.42) — — (0.42) 24.96
7/31/19
27.33 0.89 (1.25) (0.36) (0.97) — (0.12) (1.09) 25.88
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
2 .39% $ 2,250 3 .99% (f) 1 .15% (f) 1 .41% (f) 10%
8 .23 2,055 4 .14 1 .15 2 .08 20
( 2 .72 ) 1,856 4 .15 1 .14 1 .57 20
19 .70 1,957 4 .85 1 .14 1 .89 18
( 2 .12 ) 1,703 4 .19 1 .15 1 .82 49
( 1 .56 ) 2,597 3 .29 1 .15 2 .39 101
2 .02 263 4 .75 (f) 1 .90 (f) 0 .67 (f) 10
7 .44 332 4 .88 1 .89 1 .56 20
( 3 .46 ) 151 4 .90 1 .89 0 .60 20
18 .79 216 5 .60 1 .89 0 .91 18
( 2 .89 ) 456 4 .94 1 .90 1 .20 49
( 2 .24 ) 464 4 .05 1 .90 1 .43 101
2 .52 2,491 3 .74 (f) 0 .90 (f) 1 .65 (f) 10
8 .50 2,387 3 .89 0 .90 2 .39 20
( 2 .46 ) 1,900 3 .90 0 .89 2 .09 20
19 .98 2,838 4 .60 0 .89 2 .09 18
( 1 .86 ) 2,637 3 .94 0 .90 2 .28 49
( 1 .30 ) 1,962 3 .05 0 .90 3 .40 101

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
International Small Cap
Class
A
1/31/24(e)
$ 21.80 $ 0.09 $ (0.73) $ (0.64) $ (0.32) $ — $ (0.32) $ 20.84
7/31/23
20.59 0.26 0.95 1.21 — — — 21.80
7/31/22
26.57 0.33 (4.94) (4.61) (0.53) (0.84) (1.37) 20.59
7/31/21
19.80 0.25 6.77 7.02 (0.25) — (0.25) 26.57
7/31/20
20.48 0.19 (0.42) (0.23) (0.45) — (0.45) 19.80
7/31/19
20.17 0.34 0.02 0.36 (0.05) — (0.05) 20.48
Class
C
1/31/24(e)
21.23 0.01 (0.72) (0.71) (0.16) — (0.16) 20.36
7/31/23
20.19 0.13 0.91 1.04 — — — 21.23
7/31/22
26.28 0.05 (4.77) (4.72) (0.53) (0.84) (1.37) 20.19
7/31/21
19.60 0.07 6.71 6.78 (0.10) — (0.10) 26.28
7/31/20
20.28 0.04 (0.43) (0.39) (0.29) — (0.29) 19.60
7/31/19
20.07 0.17 0.04 0.21 — — — 20.28
Class
R6
1/31/24(e)
21.95 0.13 (0.74) (0.61) (0.38) — (0.38) 20.96
7/31/23
20.69 0.34 0.96 1.30 (0.04) — (0.04) 21.95
7/31/22
26.62 0.31 (4.86) (4.55) (0.54) (0.84) (1.38) 20.69
7/31/21
19.84 0.32 6.77 7.09 (0.31) — (0.31) 26.62
7/31/20
20.50 0.25 (0.41) (0.16) (0.50) — (0.50) 19.84
7/31/19
20.20 0.41 (0.01) 0.40 (0.10) — (0.10) 20.50
Class
I
1/31/24(e)
21.92 0.12 (0.74) (0.62) (0.37) — (0.37) 20.93
7/31/23
20.67 0.32 0.95 1.27 (0.02) — (0.02) 21.92
7/31/22
26.61 0.33 (4.89) (4.56) (0.54) (0.84) (1.38) 20.67
7/31/21
19.83 0.31 6.77 7.08 (0.30) — (0.30) 26.61
7/31/20
20.50 0.25 (0.42) (0.17) (0.50) — (0.50) 19.83
7/31/19
20.20 0.42 (0.02) 0.40 (0.10) — (0.10) 20.50
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
( 3 .01 ) % $ 1,204 1 .62% (f) 1 .20% (f) 0 .85% (f) 23%
5 .93 1,222 1 .67 1 .19 1 .28 58
( 18 .19 ) 2,299 1 .51 1 .19 1 .44 61
35 .64 767 1 .45 1 .20 1 .07 72
( 1 .35 ) 459 1 .64 1 .20 0 .97 43
1 .83 471 1 .73 1 .20 1 .72 26
( 3 .39 ) 53 2 .37 (f) 1 .95 (f) 0 .10 (f) 23
5 .15 55 2 .42 1 .94 0 .65 58
( 18 .81 ) 27 2 .26 1 .94 0 .23 61
34 .65 50 2 .20 1 .94 0 .29 72
( 2 .07 ) 25 2 .39 1 .94 0 .22 43
1 .05 25 2 .49 1 .95 0 .88 26
( 2 .83 ) 41,273 1 .25 (f) 0 .83 (f) 1 .22 (f) 23
6 .28 42,616 1 .33 0 .85 1 .70 58
( 17 .92 ) 33,031 1 .19 0 .87 1 .30 61
35 .98 42,406 1 .17 0 .91 1 .36 72
( 1 .01 ) 31,637 1 .35 0 .90 1 .26 43
2 .07 32,539 1 .45 0 .92 2 .11 26
( 2 .90 ) 22,024 1 .37 (f) 0 .95 (f) 1 .14 (f) 23
6 .16 26,036 1 .42 0 .94 1 .57 58
( 17 .96 ) 24,699 1 .26 0 .94 1 .43 61
35 .94 15,836 1 .20 0 .95 1 .33 72
( 1 .07 ) 11,401 1 .39 0 .95 1 .24 43
2 .07 10,649 1 .48 0 .95 2 .14 26

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Winslow Large-Cap Growth ESG
Class
A
1/31/24(e)
$ 47.53 $ (0.07) $ 7.42 $ 7.35 $ — $ (2.87) $ (2.87) $ 52.01
7/31/23
44.38 (0.09) 6.73 6.64 — (3.49) (3.49) 47.53
7/31/22
60.52 (0.22) (10.03) (10.25) — (5.89) (5.89) 44.38
7/31/21
46.78 (0.25) 16.90 16.65 — (2.91) (2.91) 60.52
7/31/20
39.94 (0.11) 10.46 10.35 — (3.51) (3.51) 46.78
7/31/19
43.15 (0.08) 3.11 3.03 — (6.24) (6.24) 39.94
Class
C
1/31/24(e)
37.13 (0.19) 5.73 5.54 — (2.87) (2.87) 39.80
7/31/23
35.74 (0.31) 5.19 4.88 — (3.49) (3.49) 37.13
7/31/22
50.17 (0.51) (8.03) (8.54) — (5.89) (5.89) 35.74
7/31/21
39.51 (0.54) 14.11 13.57 — (2.91) (2.91) 50.17
7/31/20
34.50 (0.35) 8.87 8.52 — (3.51) (3.51) 39.51
7/31/19
38.48 (0.32) 2.58 2.26 — (6.24) (6.24) 34.50
Class
R6
1/31/24(e)
51.97 0.02 8.15 8.17 — (2.87) (2.87) 57.27
7/31/23
47.98 0.08 7.40 7.48 — (3.49) (3.49) 51.97
7/31/22
64.78 (0.05) (10.86) (10.91) — (5.89) (5.89) 47.98
7/31/21
49.70 (0.02) 18.01 17.99 — (2.91) (2.91) 64.78
7/31/20
42.14 0.09 11.09 11.18 (0.11) (3.51) (3.62) 49.70
7/31/19
45.00 0.09 3.31 3.40 (0.02) (6.24) (6.26) 42.14
Class
I
1/31/24(e)
50.62 (0.01) 7.92 7.91 — (2.87) (2.87) 55.66
7/31/23
46.90 0.02 7.19 7.21 — (3.49) (3.49) 50.62
7/31/22
63.50 (0.09) (10.62) (10.71) — (5.89) (5.89) 46.90
7/31/21
48.84 (0.09) 17.66 17.57 — (2.91) (2.91) 63.50
7/31/20
41.48 — 10.90 10.90 (0.03) (3.51) (3.54) 48.84
7/31/19
44.47 0.02 3.25 3.27 (0.02) (6.24) (6.26) 41.48
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
15.80% $ 207,842 1.10% (f) 0.91% (f) (0.30) % (f) 16%
17.09 186,017 1.11 0.91 (0.21) 74
(19.30) 174,142 1.08 0.90 (0.42) 69
36.98 180,291 1.14 0.91 (0.47) 67
27.68 35,663 1.20 0.98 (0.27) 59
10.59 20,564 1.16 0.98 (0.19) 70
15.35 11,225 1.85 (f) 1.66 (f) (1.05) (f) 16
16.24 11,710 1.86 1.66 (0.96) 74
(19.90) 15,269 1.83 1.65 (1.17) 69
35.92 24,604 1.89 1.66 (1.21) 67
26.72 7,154 1.95 1.73 (1.03) 59
9.78 3,256 1.90 1.73 (0.96) 70
16.01 123,266 0.71 (f) 0.52 (f) 0.09 (f) 16
17.58 97,947 0.71 0.51 0.18 74
(19.04) 76,592 0.74 0.56 (0.08) 69
37.52 109,867 0.76 0.54 (0.03) 67
28.27 92,220 0.74 0.52 0.22 59
11.07 97,922 0.74 0.57 0.21 70
15.95 504,311 0.85 (f) 0.66 (f) (0.05) (f) 16
17.40 468,620 0.86 0.66 0.04 74
(19.10) 420,440 0.83 0.65 (0.17) 69
37.30 568,579 0.90 0.69 (0.17) 67
28.02 733,217 0.95 0.73 —(g) 59
10.88 613,680 0.91 0.73 0.06 70

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Dividend Growth Fund, ("Dividend Growth"),
Nuveen Global Dividend Growth Fund (“Global Dividend Growth”), Nuveen International Dividend Growth Fund (“International Dividend Growth”),
Nuveen International Small Cap Fund (“International Small Cap”) and Nuveen Winslow Large-Cap Growth ESG Fund (“Winslow Large-Cap Growth
ESG”) (each a “Fund” and collectively the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on June 27, 1997.
Current Fiscal Period: The end of the reporting period for the Funds is January 31, 2024, and the period covered by these Notes to Financial
Statements is the six months ended January 31, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-
advisory agreement with Nuveen Asset Management, LLC (“NAM”), a subsidiary of the Adviser and Winslow Capital Management, LLC, (each a "Sub-Adviser" and collectively the "Sub-Advisers"). NAM manages the investment portfolios of Dividend Growth, Global Dividend Growth,
International Dividend Growth and International Small Cap while Winslow Capital Management, LLC manages the portfolio of Winslow Large-Cap
Growth ESG.
Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of
1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and
Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the following Funds' investments in non-U.S. securities were as follows:

Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis and includes accretion of discount and amortization of premiums for financial reporting purposes. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Global Dividend Growth Value
% of
Net Assets
Country:
France $ 1,125,654 6.0%
Japan 1,033,227 5.5
United Kingdom 881,994 4.7
Canada 603,209 3.2
Germany 491,847 2.6
Denmark 474,820 2.6
Taiwan 458,844 2.5
Australia 427,421 2.3
Switzerland 347,202 1.9
Other 336,626 1.8
Total non-U.S. Securities $6,180,844 33.1%
International Dividend Growth Value
% of
Net Assets
Country:
United Kingdom $ 889,632 17.8%
Japan 688,012 13.8
Canada 571,915 11.4
France 508,552 10.2
Denmark 256,385 5.1
Germany 198,887 4.0
Jordan 197,445 3.9
Hong Kong 192,091 3.8
Taiwan 186,158 3.7
Other 616,323 12.3
Total non-U.S. Securities $4,305,400 86.0%
International Small Cap Value
% of
Net Assets
Country:
Japan $ 17,809,969 27.6%
United Kingdom 11,837,753 18.3
Canada 7,428,675 11.5
Australia 4,327,003 6.7
France 4,072,272 6.3
Germany 3,402,697 5.3
Switzerland 2,426,374 3.8
Norway 1,683,715 2.6
Netherlands 1,651,186 2.5
Other 7,356,942 11.4
Total non-U.S. Securities $61,996,586 96.0%

Notes to Financial Statements
(Unaudited) (continued)
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
New Accounting Pronouncement: In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 5,949,478,528 $ – $ – $ 5,949,478,528
Short-Term Investments:
Repurchase Agreements – 93,533,386 – 93,533,386
Total $ 5,949,478,528 $ 93,533,386 $ – $ 6,043,011,914
Global Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 12,403,709 $ 6,120,479 $ – $ 18,524,188
Investments Purchased with Collateral from Securities
Lending 336,526 – – 336,526
Short-Term Investments:
Repurchase Agreements – 150,000 – 150,000
Total $ 12,740,235 $ 6,270,479 $ – $ 19,010,714
International Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,067,679 $ 3,857,811 $ – $ 4,925,490
Investments Purchased with Collateral from Securities
Lending 157,747 – – 157,747
Short-Term Investments:
Repurchase Agreements – 70,000 – 70,000
Total $ 1,225,426 $ 3,927,811 $ – $ 5,153,237
International Small Cap
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 12,313,356 $ 51,207,075 $ – $ 63,520,431
Investments Purchased with Collateral from Securities
Lending 1,738,328 – – 1,738,328
Short-Term Investments:
Repurchase Agreements – 570,000 – 570,000
Total $ 14,051,684 $ 51,777,075 $ – $ 65,828,759
Winslow Large-Cap Growth ESG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 822,679,109 $ – $ – $ 822,679,109
Short-Term Investments:
Repurchase Agreements – 8,557,263 – 8,557,263
Total $ 822,679,109 $ 8,557,263 $ – $ 831,236,372

Notes to Financial Statements
(Unaudited) (continued)
Securities Lending: The Funds may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets,
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Dividend Growth Fixed Income Clearing Corporation $93,533,386 $(95,404,190)
Global Dividend Growth Fixed Income Clearing Corporation 150,000 (153,044)
International Dividend Growth Fixed Income Clearing Corporation 70,000 (71,445)
International Small Cap Fixed Income Clearing Corporation 570,000 (581,435)
Winslow Large-Cap Growth ESG Fixed Income Clearing Corporation 8,557,263 (8,728,465)
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Global Dividend Growth Common Stock $336,526 $316,640
International Dividend Growth Common Stock 157,747 148,347
International Small Cap Common Stock 1,738,328 1,604,499
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
Dividend Growth
$ 329,711,688 $ 535,398,841
Global Dividend Growth
2,570,782 3,817,891
International Dividend Growth
597,032 475,067
International Small Cap
14,495,681 16,953,855
Winslow Large-Cap Growth ESG
125,508,241 180,315,558

which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
1/31/24
Year Ended
7/31/23
Dividend Growth Shares Amount Shares Amount
Subscriptions:
Class A 1,388,475 $74,923,901 2,508,819 $126,992,387
Class A - automatic conversion of Class C 28 1,465 2,800 144,487
Class C 181,545 9,817,745 361,664 18,343,706
Class R6 1,926,084 102,024,402 7,621,911 387,693,932
Class I 2,464,329 132,217,646 5,959,749 301,795,950
Total subscriptions 5,960,461 318,985,159 16,454,943 834,970,462
Reinvestments of distributions:
Class A 272,503 14,987,312 421,588 21,185,231
Class C 50,211 2,772,819 98,771 4,973,001
Class R6 1,020,565 56,588,263 1,563,033 79,211,090
Class I 662,107 36,303,262 1,050,720 52,677,441
Total reinvestments of distributions 2,005,386 110,651,656 3,134,112 158,046,763
Redemptions:
Class A (1,355,495) (72,343,140) (3,150,226) (159,817,481)
Class C (925,276) (49,420,858) (1,784,684) (90,466,684)
Class C - automatic conversion to Class A (28) (1,465) (2,801) (144,487)
Class R6 (3,300,574) (176,811,986) (11,723,057) (608,137,856)
Class I (4,389,998) (234,190,634) (8,677,415) (438,932,005)
Total redemptions (9,971,371) (532,768,083) (25,338,183) (1,297,498,513)
Net increase (decrease) (2,005,524) $(103,131,268) (5,749,128) $(304,481,288)
Six Months Ended
1/31/24
Year Ended
7/31/23
Global Dividend Growth Shares Amount Shares Amount
Subscriptions:
Class A 18,793 $578,315 62,097 $1,828,793
Class C 3,751 113,499 203 5,889
Class I 13,687 417,683 25,639 775,461
Total subscriptions 36,231 1,109,497 87,939 2,610,143
Reinvestments of distributions:
Class A 1,645 49,608 11,017 318,153
Class C 40 1,184 759 21,890
Class I 1,929 58,273 11,931 344,210
Total reinvestments of distributions 3,614 109,065 23,707 684,253
Redemptions:
Class A (38,125) (1,165,765) (60,984) (1,802,017)
Class C (6,573) (200,665) (10,856) (320,574)
Class I (50,488) (1,565,628) (49,327) (1,441,654)
Total redemptions (95,186) (2,932,058) (121,167) (3,564,245)
Net increase (decrease) (55,341) $(1,713,496) (9,521) $(269,849)

Notes to Financial Statements
(Unaudited) (continued)
Six Months Ended
1/31/24
Year Ended
7/31/23
International Dividend Growth Shares Amount Shares Amount
Subscriptions:
Class A 6,176 $168,889 8,745 $226,297
Class A - automatic conversion of Class C 8 211 — —
Class C 188 5,000 7,344 200,794
Class I 3,623 98,991 26,916 732,995
Total subscriptions 9,995 273,091 43,005 1,160,086
Reinvestments of distributions:
Class A 978 26,367 2,185 56,267
Class C 98 2,601 166 4,300
Class I 658 17,768 998 25,902
Total reinvestments of distributions 1,734 46,736 3,349 86,469
Redemptions:
Class A (1,046) (28,278) (7,010) (183,760)
Class C (2,881) (76,345) (1,208) (29,592)
Class C - automatic conversion to Class A (8) (211) — —
Class I (1,523) (42,485) (13,790) (360,808)
Total redemptions (5,458) (147,319) (22,008) (574,160)
Net increase (decrease) 6,271 $172,508 24,346 $672,395
Six Months Ended
1/31/24
Year Ended
7/31/23
International Small Cap Shares Amount Shares Amount
Subscriptions:
Class A 2,036 $41,466 40,375 $805,593
Class C — — 1,233 23,521
Class R6 44,073 905,793 358,052 7,542,018
Class I 96,730 1,984,634 482,224 9,470,854
Total subscriptions 142,839 2,931,893 881,884 17,841,986
Reinvestments of distributions:
Class A 815 17,645 — —
Class C 10 209 — —
Class R6 6,756 147,018 49 972
Class I 17,946 389,961 1,237 24,681
Total reinvestments of distributions 25,527 554,833 1,286 25,653
Redemptions:
Class A (1,112) (22,181) (96,010) (1,738,120)
Class R6 (22,921) (474,852) (12,757) (271,976)
Class I (250,182) (5,039,897) (490,653) (9,685,201)
Total redemptions (274,215) (5,536,930) (599,420) (11,695,297)
Net increase (decrease) (105,849) $(2,050,204) 283,750 $6,172,342

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
1/31/24
Year Ended
7/31/23
Winslow Large-Cap Growth ESG Shares Amount Shares Amount
Subscriptions:
Class A 295,882 $14,295,173 541,186 $22,243,041
Class A - automatic conversion of Class C 165 8,259 184 7,757
Class C 17,714 658,535 42,474 1,431,438
Class R6 376,944 20,198,843 480,798 22,030,199
Class I 848,054 43,573,692 1,431,947 63,517,980
Total subscriptions 1,538,759 78,734,502 2,496,589 109,230,415
Reinvestments of distributions:
Class A 162,644 8,010,235 259,427 9,932,921
Class C 18,693 705,276 38,200 1,154,611
Class R6 96,863 5,249,991 125,621 5,235,212
Class I 481,670 25,379,173 732,579 29,781,581
Total reinvestments of distributions 759,870 39,344,675 1,155,827 46,104,325
Redemptions:
Class A (376,336) (18,365,711) (811,222) (33,427,126)
Class C (69,600) (2,581,195) (192,237) (6,233,699)
Class C - automatic conversion to Class A (212) (8,259) (232) (7,757)
Class R6 (206,150) (10,785,459) (317,851) (14,208,742)
Class I (1,527,238) (79,198,346) (1,870,555) (81,730,537)
Total redemptions (2,179,536) (110,938,970) (3,192,097) (135,607,861)
Net increase (decrease) 119,093 $7,140,207 460,319 $19,726,879
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Dividend Growth
$ 3,392,330,327 $ 2,687,831,984 $ (37,150,397) $ 2,650,681,587
Global Dividend Growth
12,024,766 7,390,864 (404,916) 6,985,948
International Dividend Growth
4,114,442 1,359,232 (320,437) 1,038,795
International Small Cap
67,081,255 5,290,053 (6,542,549) (1,252,496)
Winslow Large-Cap Growth ESG
485,652,994 345,583,378 — 345,583,378
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Dividend Growth
$ 3,114,378 $ 73,000,919 $ 2,461,593,536 $ — $ — $ 3 $ 2,537,708,836
Global Dividend Growth
— 3,504 6,622,540 — — — 6,626,044
International Dividend
Growth
21,199 — 1,028,439 — (43,401) — 1,006,237
International Small Cap
800,891 — 1,098,540 (2,997,386) — — (1,097,955)
Winslow Large-Cap Growth
ESG
— 42,387,822 253,778,006 — (221,092) — 295,944,736

Notes to Financial Statements
(Unaudited) (continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Advisers are compensated for their services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of January 31, 2024, the complex-level fee rate for each Fund was as follows:
Fund
Short-Term Long-Term Total
Dividend Growth
$ — $ — $ —
Global Dividend Growth
— — —
International Dividend Growth
— — —
International Small Cap
2,997,386 — 2,997,386
Winslow Large-Cap Growth ESG
— — —
Average Daily Net Assets Dividend Growth
Global
Dividend
Growth
International
Dividend
Growth
International
Small
Cap
Winslow Large-
Cap Growth ESG
For the first $125 million 0.5000% 0.5500% 0.5500% 0.7000% 0.5000%
For the next $125 million 0.4875 0.5375 0.5375 0.6875 0.4875
For the next $250 million 0.4750 0.5250 0.5250 0.6750 0.4750
For the next $500 million 0.4625 0.5125 0.5125 0.6625 0.4625
For the next $1 billion 0.4500 0.5000 0.5000 0.6500 0.4500
For the next $3 billion 0.4250 0.4750 0.4750 0.6250 0.4250
For the next $2.5 billion 0.4000 0.4500 0.4500 0.6000 0.4000
For the next $2.5 billion 0.3875 0.4375 0.4375 0.5875 0.3875
For net assets over $10 billion 0.3750 0.4250 0.4250 0.5750 0.3750
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Distribution and Service Fees:  Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in "Other income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
Fund
Complex-Level Fee
Dividend Growth
0.1606%
Global Dividend Growth
0.1603%
International Dividend Growth
0.1603%
International Small Cap
0.1603%
Winslow Large-Cap Growth ESG
0.1694%
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Dividend Growth N/A N/A 1.25%
Global Dividend Growth 0.94% July 31, 2025 N/A
International Dividend Growth 0.94% July 31, 2025 N/A
International Small Cap 0.99% July 31, 2025 1.00%
Winslow Large-Cap Growth ESG 0.69% July 31, 2025 1.25%
N/A - Not Applicable.
Fund
Amount
Dividend Growth
$ 274,773
Global Dividend Growth
685
International Dividend Growth
—
International Small Cap
8,095
Winslow Large-Cap Growth ESG
52,220
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Dividend Growth
$ 360,162 $ 318,996
Global Dividend Growth
2,108 1,880
International Dividend Growth
5 4
International Small Cap
42 37
Winslow Large-Cap Growth ESG
56,092 49,493

Notes to Financial Statements
(Unaudited) (continued)
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Affiliate Owned Shares: Certain funds advised by Teachers Advisors, LLC, which are deemed affiliated investments, may invest in the Fund. As of the end of the reporting period, the percentage of Fund shares owned by Nuveen and/or TIAA and other affiliates are as follows:
Fund
Commission
Advances
Dividend Growth
$ 101,310
Global Dividend Growth
1,159
International Dividend Growth
50
International Small Cap
—
Winslow Large-Cap Growth ESG
5,592
Fund
12b-1 Fees
Retained
Dividend Growth
$ 75,141
Global Dividend Growth
529
International Dividend Growth
620
International Small Cap
689
Winslow Large-Cap Growth ESG
14,484
Fund
CDSC
Retained
Dividend Growth
$ 1,405
Global Dividend Growth
1,100
International Dividend Growth
—
International Small Cap
—
Winslow Large-Cap Growth ESG
(120)
Global Dividend
Growth
International
Dividend Growth
International
Small Cap
Nuveen 8% 28% —%
TIAA — — 60
Dividend
Growth
TIAA-CREF Lifecycle Retirement Income Fund —%*
TIAA-CREF Lifecycle 2010 Fund —*
TIAA-CREF Lifecycle 2015 Fund 1
TIAA-CREF Lifecycle 2020 Fund 2
TIAA-CREF Lifecycle 2025 Fund 3
TIAA-CREF Lifecycle 2030 Fund 4
TIAA-CREF Lifecycle 2035 Fund 5
TIAA-CREF Lifecycle 2040 Fund 7
TIAA-CREF Lifecycle 2045 Fund 6
TIAA-CREF Lifecycle 2050 Fund 5
TIAA-CREF Lifecycle 2055 Fund 2
TIAA-CREF Lifecycle 2060 Fund 1

9. Borrowing Arrangements
Committed Line of Credit: The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired in June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Fund utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
During the Fund's utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Dividend
Growth
TIAA-CREF Lifecycle 2065 Fund —*
TIAA-CREF Lifestyle Aggressive Growth Fund —*
TIAA-CREF Lifestyle Conservative Fund —*
TIAA-CREF Lifestyle Growth Fund —*
TIAA-CREF Lifestyle Income Fund —*
TIAA-CREF Lifestyle Moderate Fund 1
TIAA-CREF Managed Allocation Fund 1
* Rounds to less than 1%
Fund
Maximum
Outstanding
Balance
Dividend Growth
$ —
Global Dividend Growth
—
International Dividend Growth
—
International Small Cap
585,595
Winslow Large-Cap Growth ESG
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Dividend Growth
— $ — — %
Global Dividend Growth
— — —
International Dividend Growth
— — —
International Small Cap
5 545,595 6.53
Winslow Large-Cap Growth ESG
— — —

Shareholder Meeting Report
(Unaudited)
The special meeting of shareholders was held on November 20, 2023, for Nuveen Investment Trust II; at this meeting, the shareholders were asked to elect Board members.
Nuveen Investment
Trust II
Approval of the Board Members was reached as follows:
Joseph A. Boateng
For 111,249,351
Withhold 1,290,531
Total 112,539,882
Michael A. Forrester
For 111,438,388
Withhold 1,101,494
Total 112,539,882
Thomas J. Kenny
For 111,383,942
Withhold 1,155,940
Total 112,539,882
Amy B.R. Lancellotta
For 111,508,686
Withhold 1,031,196
Total 112,539,882
Joanne T. Medero
For 111,435,368
Withhold 1,104,514
Total 112,539,882
Albin F. Moschner
For 111,310,711
Withhold 1,229,171
Total 112,539,882
John K. Nelson
For 111,240,233
Withhold 1,299,649
Total 112,539,882
Loren M. Starr
For 111,372,191
Withhold 1,167,691
Total 112,539,882
Matthew Thornton III
For 111,246,320
Withhold 1,293,562
Total 112,539,882
Terence J. Toth
For 111,139,178
Withhold 1,400,704
Total 112,539,882
Margaret L. Wolff
For 111,396,351
Withhold 1,143,531
Total 112,539,882
Robert L. Young
For 111,262,851
Withhold 1,277,031
Total 112,539,882

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Winslow Capital
Management, LLC
80 South Eighth Street
Minneapolis, MN 55402
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distribution Solutions, Inc.
(SS&C GIDS)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended July 31, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Tax Equalization:
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents his proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors (the "Board")
previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity
Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-
Committee (the “LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-GDG-0124P 3424108 -INV-B-03/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Date: April 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: April 3, 2024

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: April 3, 2024